PROVISIONS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Disclosure of provisions [text block]
Movements in provisions in 2021 and 2022 are as follow:

	Thousands of U.S. dollars
	12/31/2020	Additions	Payments	Reversal	Transfers	Translation Differences	12/31/2021
Non-current
Provisions for liabilities	18,165	13,519	(9,501)	(3,935)	—	(1,158)	17,090
Provisions for taxes	17,971	8,406	(2,319)	(12,903)	—	(654)	10,501
Provisions for dismantling	8,379	1,878	(59)	(3)	(265)	(857)	9,073
Other provisions	1,102	427	(15)	(642)	—	136	1,008
Total non-current	45,617	24,230	(11,894)	(17,483)	(265)	(2,533)	37,672

Current
Provisions for liabilities	14,710	17,201	(11,483)	(8,437)	(5)	(1,974)	10,012
Provisions for taxes	1,925	173	(1,253)	—	—	(576)	269
Provisions for dismantling	24	184	—	—	265	11	484
Other provisions	5,216	2,345	(1,629)	(77)	5	391	6,251
Total current	21,875	19,903	(14,365)	(8,514)	265	(2,148)	17,016

	Thousands of U.S. dollars
	12/31/2021	Additions	Payments	Reversal	Transfers	Translation Differences	12/31/2022
Non-current
Provisions for liabilities	17,090	18,970	(9,049)	(3,959)	—	1,116	24,168
Provisions for taxes	10,501	16,803	—	(4,966)	—	792	23,130
Provisions for dismantling	9,073	832	—	(14)	(2,337)	356	7,910
Other provisions	1,008	167	—	(337)	—	20	858
Total non-current	37,672	36,772	(9,049)	(9,276)	(2,337)	2,284	56,066

Current
Provisions for liabilities	10,012	2,188	(3,907)	(6,642)	—	(56)	1,595
Provisions for taxes	269	—	(158)	(103)	—	(9)	(1)
Provisions for dismantling	484	3,174	—	(1,541)	2,337	104	4,558
Other provisions	6,251	—	—	(6,232)	—	(19)	—
Total current	17,016	5,362	(4,065)	(14,518)	2,337	20	6,152